FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of financial assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Carrying value | Early settlement options
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset		$ 417
Carrying value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset		2,467
Carrying value | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	$ 263,530	415,321
Fair value | Early settlement options
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset		417
Fair value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset		2,467
Fair value | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Asset	$ 263,530	$ 415,321